Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events [Text Block]

26.  Subsequent Events

As disclosed in Note 1, the 1-for-70 Reverse Split effected on October 28, 2022 has been applied retrospectively herein.

a) Borrowings

In December 2020, the Canadian Federal Government amended the CEBA Term Loan program to increase the loan amount by $20,000 to $60,000. KWESST has increased its borrowings accordingly. Additionally, effective January 1, 2021, the outstanding balance of the CEBA Term Loan was automatically converted to a 2-year interest free term loan.

The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remaining 25% shall be forgiven. If on December 31, 2022, KWESST exercises the option for a 3-year term extension, a 5% annual interest will be applied on the any balance remaining during the extension period.

b) Technology acquisition

On April 29, 2021, KWESST acquired the Low Energy Cartridge technology from DEFSEC, a proprietary non-lethal cartridge-based firing system (herein referred as the "LEC System"). This technology acquisition includes all intellectual property rights for the LEC System. As DEFSEC is a private company owned by KWESST's Executive Chairman, this asset acquisition is a related party transaction.

The purchase consideration consisted of:

  14,286 common shares of KWESST; and
  500,000 warrants to purchase KWESST's common shares at $0.70 per 1/70 of a common share; 25% vesting on the first anniversary of the closing of the LEC Technology acquisition and 25% per annum thereafter. These warrants will expire on April 29, 2026.

Additionally, KWESST will pay 7% royalty on annual sales of the LEC System to DEFSEC, net of taxes and duties, up to a maximum of $10 million, subject to minimum annual royalty payments starting in 2023.

The royalty payment obligation of the Purchase Agreement ("Agreement") will expire in 20 years unless terminated earlier under the terms set out in the Agreement.

c) Amended and restated licensing agreement

As disclosed in Note 24(a), KWESST entered into a licensing agreement with a third party, AerialX Drone Solutions ("AerialX").

Subsequently on April 5, 2021, KWESST entered into an amended and restated licensing agreement with AerialX for a period of two years from the date upon which AerialX will meet certain technical milestones. In consideration, KWESST has issued 1,429 common shares to AerialX ("Exclusive License Shares"). Based on KWESST's closing stock price of $95.90 on April 23, 2021 (TSX-V approval date), the fair value for these shares was $137,000.

d) Share capital activities

In April 2021, KWESST closed a brokered private placement, resulting in the issuance of 51,087 units of KWESST, at a price of $87.50 per unit for aggregate gross proceeds of $4,470,071. Each issued unit is comprised of one common share of the Company and seventy common share purchase warrant. Each Warrant is exercisable to acquire 1/70 of a common share at a price of $1.75 each (70 warrants for one common share) for a period of 24 months from the closing date. If at any time after four (4) months and one (1) day following the closing date, the trading price of KWESST common stock on the TSX Venture Exchange is equal to or exceeds $21.00 for a period of 10 consecutive trading days, as evidenced by the price at the close of market, KWESST shall be entitled to notify the holders of the Warrants of its intention to force the exercise of the Warrants. Upon receipt of such notice, the holders shall have 30 days to exercise the Warrants, failing which the Warrants will automatically expire.

The following provides a summary of share capital activities since September 30, 2020:

	Number	Amount
Outstanding at September 30, 2020	589,518	$9,374,563
Issued in brokered private placement	51,087	$3,611,818
Issued for exercise of stock options	18,195	$1,292,015
Issued for asset acquisition	14,286	$1,290,000
Issued in private placement	10,714	$1,110,000
Issued for exercise of warrants	10,380	$815,307
Issued for exercise of broker compensation options	2,459	$347,680
Issued for amended license	1,429	$137,000
Issued for debt settlements	1,305	$63,866
Issued for share units	138	$12,498
Less: share offering costs for the year	-	$(839,679)
Outstanding at September 30, 2021	699,511	$17,215,068

27.  Subsequent Events

a) U.S. IPO and Canadian Offering

On December 9, 2022, we closed an underwritten U.S. public offering (the "U.S. IPO") and an underwritten Canadian offering (the "Canadian Offering"). In the U.S. IPO, we sold 2,500,000 units at a public offering price of USD $4.13 per unit (the "Unit"), consisting of one share of common stock and one warrant to purchase one share of common stock ("Warrant"). The Warrants have a per share exercise price of USD $5.00, can be exercised immediately, and expire five years from the date of issuance. In connection with the closing of the U.S. IPO, the underwriter partially exercised its over-allotment option to purchase an additional 199,000 pre-funded common share purchase warrants and 375,000 warrants to purchase common shares. The underwriter has the right to exercise the balance of its over-allotment option within the 45-day period.

In the Canadian Offering, we sold 726,392 units, each consisting of one common share and one warrant to purchase one common share, at a price to the public of USD $4.13 per unit. The warrants will have a per common share exercise price of USD $5.00, are exercisable immediately and expire five years from the date of issuance.

The closing of the U.S. IPO and Canadian Offering resulted in aggregate gross proceeds of USD $14,145,000, before deducting underwriting discounts and offering expenses.

The common shares of KWESST and the Warrants sold in the U.S. IPO began trading on the Nasdaq Capital Market under the symbols "KWE" and "KWESW", respectively, on December 7, 2022.

ThinkEquity acted as sole book-running manager for the U.S. IPO and PI Financial acted as sole book-running manager for the Canadian Offering.

As consideration for the services provided in connection with the U.S. IPO, ThinkEquity received: (a) a broker-dealer cash commission of approximately US$835,000 equal to 7.5% of the gross offering proceeds of the U.S. Offering and (b) underwriter warrants (the "Underwriter Warrants") to purchase up to 134,950 common shares equal to 5% of the common shares and pre-funded common share purchase warrants issued under the U.S. Offering. Each Underwriter Warrant is exercisable to acquire one common share at a price of US$5.1625, exercisable as of June 4, 2023, and expiring December 4, 2027.

As consideration for the services provided in connection with the Canadian Offering, PI Financial received: (a) a cash commission of approximately US$210,000 equal to 7% of the gross proceeds of the Offering; and (b) 50,848 compensation options (the "Compensation Options") equal to 7% of the number of Units issued under the Canadian Offering. Each Compensation Option is exercisable to acquire one Canadian Unit at a price of US$4.13 for a period of two years after the closing of the Canadian Offering.

In addition to the above brokers' compensation, we also incurred US$2.3 million share offering costs for the U.S. IPO and Canadian Offering, of which $628,262 was incurred and deferred at September 30, 2022.

b) Shares for Debt Settlement

We have entered into share for debt arrangements with existing lenders, which closed on December 13, 2022, following TSXV's conditional approval.  This resulted in issuing 56,141 Units to settle $12,000 of the March 2022 Loans and USD$223,321 of the August 2022 Loans, including unpaid accrued interest and 10% premium at maturity (the "Debt Settlements") - see Note 12. The terms of the Units are the same as the Units issued in the Canadian Offering (see part (a)).

The Units, as well as the common shares and Warrants, to be issued pursuant to the Debt Settlements will be subject to a four-month hold period pursuant to applicable securities regulations and the policies of the TSXV.

c) Loan Repayments

In December 2022, we have repaid the remaining $1,997,435 of the March 2022 Loans, including accrued unpaid interest, and USD$223,321 of the August 2022 Loans, including unpaid accrued interest and 10% premium at maturity.  Following these loan repayments, there were no further outstanding loans.

In December 2022, we have repaid the CEBA Term Loans net of the total forgivable amount of $30,000.